PROPERTY, PLANT AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Depreciation, Depletion and Amortization	$ 6,054,199	$ 4,334,113	$ 2,538,048
Pledged Assets, Not Separately Reported, Real Estate	35,819,745	32,504,272
Construction In Progress [Member]
Accumulated Capitalized Interest Costs	$ 102,577	$ 310,551	$ 1,102,772